Victory Precious Metals and Minerals Fund Investment Objectives and Goals - Victory Precious Metals and Minerals Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Victory Precious Metals and Minerals Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Precious Metals and Minerals Fund (the “Fund”) seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.